REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Reportable Segments [Abstract]
Disclosure of entity's operating segments [text block]
NOTE 24.  REPORTABLE SEGMENTS

The main products that generate revenue for each reportable segment are described as follows
:

Pulp segment

The main products sold by this reportable segment are long fiber bleached pulp (BSKP), short fiber bleached pulp (BHKP), long fiber raw pulp (UKP), pulp fluff and dissolving pulp (DP). Additionally, it manages a forest plantation in order to supply its production plants and, at the same time, to sell to the wood products segment or to third parties what it does not use (pruning, sawing, poles and chips). Finally, depending on its needs, it buys logs and chips from third parties which are consumed or sold to the wood products segment.

The Pulp reportable segment uses wood exclusively from pine and eucalyptus plantations for the production of different classes of wood cellulose or pulp. Bleached pulp is mainly used as raw material for producing printing and writing paper, as well as toilet paper and high-quality wrapping paper. Unbleached pulp is used to produce packing paper, filters, fiber cement products, dielectric paper and others. Fluff pulp is mainly used in the production of diapers and female hygiene products. On the other hand, dissolving pulp is used as raw material for the manufacture of different fabrics.

Arauco has seven plants: five in Chile, one in Argentina and one in Uruguay (50% property of Arauco), and they have a total production capacity of approximately 5.3 million tons per year. Pulp is sold in more than 45 countries, mainly in Asia and Europe.

Wood products segment

The main products sold by this segment correspond to plywood, MDF (Medium Density Fiberboard), PB (chipboard), sawn wood of different dimensions and remanufactured products such as moldings, pre-cut pieces, finger joints, among others.

The Panels area produces a wide range of panel products and several kinds of moldings aimed at the furniture, decoration and construction industries, it consists of 20 industrial plants: 4 in Chile, 2 in Argentina, 4 in Brazil, 2 in Mexico, and 8 plants in the U.S. and Canada, The Company has a total annual production capacity of 7.3 million cubic meters of PBO, MDF, plywood and moldings.

Through the joint venture Sonae Arauco, Arauco produces and sells wood panels, of the type of MDF, PB and OSB, and sawn timber, through the operation of 2 panel plants and 1 sawmill in Spain; 2 panel plants and one resin plant in Portugal; 3 panel plants in Germany and 2 panel plants in South Africa. In total, Sonae Arauco’s production capacity is approximately 1.2 million m3 of MDF, 2.4 million m3 of PB, 460,000 m3 of OSB and 70,000 m3 of sawn timber.

Including Sonae Arauco at 50%, Arauco in its mills totalize a capacity of 4.2 million m3 of MDF, 4.2 million m3 of PB and 230,000 m3 of OSB, 710,000 m3 of Plywood and 2,400,000 m3 of sawn timber.

The Sawn Timber area produces a wide range of wood and remanufactured products with different kinds of uses and appearances, which include a wide variety of uses in furniture, packing, construction and refurbishing industries.

With 6 sawmills in operation (5 in Chile and 1 in Argentina), the Company has a production capacity of 2.4 million m3 of sawn wood.

Furthermore, the Company has 5 remanufacturing plants: 4 in Chile and 1 in Argentina. These mills reprocess sawn wood and produce high quality remanufactured products, such as finger joint and solid moldings as well as precut pieces.

Arauco has no customers representing 10% or more of its revenues.

Below is summarized information concerning the assets, liabilities and profits and losses at the end of each period, by segments. The profit (loss) of each segment informed takes into consideration that taxes and income and financial costs have not been allocated to the various segments, and are shown as part of the Corporate’s segment:

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
Year ended as of December 31, 2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sales of goods	3,299,128	3,115,981	6,415,109	-	-		6,415,109
Revenues from rendering of services	130,137	-	130,137	900	-		131,037
Revenues from ordinary activities	3,429,265	3,115,981	6,545,246	900	-		6,546,146

Revenues from transactions with reportable segments	486,399	15,388	501,787	62,721	-	(564,508)	-

Finance income	-	-	-	-	66,355		66,355
Finance costs	-	-	-	-	(397,923)		(397,923)
Net finance costs	-	-	-	-	(331,568)		(331,568)

Depreciation and amortizations	484,953	190,767	675,720	2,423	7,808		685,951
Other income	193,369	26,784	220,153	377	376,531		597,061
Other expenses	99,503	76,765	176,268	1	35,944		212,213

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	6,018	-	6,018	-	(28,668)		(22,650)
Joint ventures	-	(24,017)	(24,017)	-	875		(23,142)

Income tax expense	-	-	-	-	(170,400)		(170,400)

Profit (loss) of each reportable segment	482,213	296,667	778,880	(460)	(302,139)		476,281
Geographical information on revenues
Revenue – Chilean entities	2,601,740	1,133,259	3,735,000	900	-		3,735,900
Revenue – Foreign entities	827,525	1,982,722	2,810,246	-	-		2,810,246
Total revenues from ordinary activities	3,429,265	3,115,981	6,545,246	900	-		6,546,146

Year ended as of December 31, 2024	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	977,878	233,144	1,211,022	1,275	16,595	-	1,228,893
Acquisition in subsidiaries, joint operations and contribution of investments in associates and joint venture	-	-	-	-	111,969	-	111,969

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
Year ended as of December 31, 2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	13,715,757	2,964,938	16,680,695	55,208	1,483,836	(60,427)	18,159,312
Segment assets (excluding deferred tax assets)	13,715,757	2,964,938	16,680,695	55,208	1,410,427	(60,427)	18,085,903
Deferred tax assets					73,409		73,409

Investments accounted through equity method
Associates	41,352	-	41,352	-	35,430		76,782
Joint Ventures	-	211,345	211,345	-	118,484		329,829
Segment liabilities	1,323,157	417,149	1,740,306	34,968	7,660,323		9,435,597
Segment liabilities (excluding deferred tax liabilities)	1,323,157	417,149	1,740,306	34,968	6,190,811		7,966,085
Deferred tax liabilities					1,469,512		1,469,512

Geographical information on non-current assets
Chile	8,322,403	485,877	8,808,280	53,658	364,906	(7,016)	9,219,828
Foreign countries	3,301,679	1,226,377	4,528,056	-	136,810		4,664,866
Total non-current assets	11,624,082	1,712,254	13,336,336	53,658	501,716	(7,016)	13,884,694

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
Year ended as of December 31, 2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sales of goods	2,687,390	3,181,951	5,869,341	-	-		5,869,341
Revenues from rendering of services	113,520	28,335	141,855	623	-		142,478
Revenues from ordinary activities	2,800,910	3,210,286	6,011,196	623	-		6,011,819

Revenues from transactions with reportable segments	475,535	23,040	498,575	49,914	-	(548,489)	-

Finance income	-	-	-	-	131,666		131,666
Finance costs	-	-	-	-	(373,496)		(373,496)
Net finance costs	-	-	-	-	(241,830)		(241,830)

Depreciation and amortizations	464,721	186,340	651,061	1,660	8,347		661,068
Other income	498,021	54,688	552,709	334	19,974		573,017
Other expenses	399,094	54,980	454,074	684	25,578		480,336

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	3,084	-	3,084	-	906		3,990
Joint ventures	-	2,794	2,794	-	925		3,719

Income tax expense	-	-	-	-	27,293		27,293

Profit (loss) of each reportable segment	(182,369)	371,015	188,646	(5,517)	(541,656)		(358,527)
Geographical information on revenues
Revenue – Chilean entities	1,929,554	1,145,647	3,075,201	623	-		3,075,824
Revenue – Foreign entities	871,356	2,064,639	2,935,995	-	-		2,935,995
Total revenues from ordinary activities	2,800,910	3,210,286	6,011,196	623	-		6,011,819

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
Year ended as of December 31, 2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,109,609	137,867	1,247,476	251	15,322	-	1,263,049
Acquisition and contribution of investments in associates and joint venture	-	-	-	-	34,950	-	34,950

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
Year ended as of December 31, 2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	13,864,686	2,967,646	16,832,332	16,480	1,135,689	(74,137)	17,910,364
Segment assets (excluding deferred tax assets)	13,864,686	2,967,646	16,832,332	16,480	1,047,122	(74,137)	17,821,797
Deferred tax assets					88,567		88,567

Investments accounted through equity method
Associates	34,558	-	34,558	-	65,248		99,806
Joint Ventures	-	215,322	215,322	-	108,483		323,805
Segment liabilities	1,170,684	392,104	1,562,788	47,487	8,291,060		9,901,335
Segment liabilities (excluding deferred tax liabilities)	1,170,684	392,104	1,562,788	47,487	6,747,436		8,357,711
Deferred tax liabilities					1,543,624		1,543,624

Geographical information on non-current assets
Chile	8,565,525	463,179	9,028,704	15,481	504,903	(6,668)	9,542,420
Foreign countries	2,888,631	1,245,369	4,134,000	-	58,366		4,192,366
Total non-current assets	11,454,156	1,708,548	13,162,704	15,481	563,269	(6,668)	13,734,786

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
Year ended as of December 31, 2022	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sales of goods	2,886,870	4,110,747	6,997,617	-	-		6,997,617
Revenues from rendering of services	103,771	1	103,772	681	-		104,453
Revenues from ordinary activities	2,990,641	4,110,748	7,101,389	681	-		7,102,070

Revenues from transactions with reportable segments	501,011	21,347	522,358	54,345	-	(576,703)	-

Finance income	-	-	-	-	72,116		72,116
Finance costs	-	-	-	-	(200,366)		(200,366)
Net finance costs	-	-	-	-	(128,250)		(128,250)

Depreciation and amortizations	296,425	198,632	495,057	1,679	10,293		507,029
Other income	63,759	31,248	95,007	101	5,021		100,129
Other expenses	299,469	50,311	349,780	9	24,100		373,889

Share of profit (loss) of associates and joint ventures accounted for using equity method

Associates	2,180	-	2,180	-	4,889		7,069
Joint ventures	-	24,531	24,531	-	2,084		26,615

Income tax expense	-	-	-	-	(142,121)		(142,121)

Profit (loss) of each reportable segment	320,201	883,346	1,203,547	(2,906)	(496,415)		704,226
Geographical information on revenues
Revenue – Chilean entities	1,961,303	1,743,181	3,704,484	681	-		3,705,165
Revenue – Foreign entities	1,029,338	2,367,567	3,396,905	-	-		3,396,905
Total revenues from ordinary activities	2,990,641	4,110,748	7,101,389	681	-		7,102,070

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
Year ended as of December 31, 2022	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Amounts of additions to non-current assets

Acquisition of property, plant and equipment and biological assets	1,128,434	72,069	1,200,503	478	6,456	-	1,207,437
Acquisition and contribution of investments in associates and joint venture	-	-	-	-	132	-	132

	Pulp	Wood products	Subtotal Segments	Others	Corporate	Elimination	Total
Year ended as of December 31, 2022	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Segment assets	13,094,867	2,959,042	16,053,909	18,291	1,256,321	(148,413)	17,180,108
Segment assets (excluding deferred tax assets)	13,094,867	2,959,042	16,053,909	18,291	1,247,310	(148,413)	17,171,097
Deferred tax assets					9,011		9,011

Investments accounted through equity method
Associates	36,489	-	36,489	-	64,332		100,821
Joint Ventures	-	203,443	203,443	-	61,407		264,850
Segment liabilities	1,049,313	438,864	1,488,177	22,237	7,409,710		8,920,124
Segment liabilities (excluding deferred tax liabilities)	1,049,313	438,864	1,488,177	22,237	5,623,795		7,134,209
Deferred tax liabilities	-	-	-	-	1,785,915		1,785,915

Geographical information on non-current assets
Chile	8,540,801	491,283	9,032,084	17,008	398,820	(16,294)	9,431,618
Foreign countries	2,742,416	1,190,257	3,932,673	-	40,896		3,973,569
Total non-current assets	11,283,217	1,681,540	12,964,757	17,008	439,716	(16,294)	13,405,187

Information required by geographic area:

	Geographical area
2024	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sale of goods	3,644,478	486,079	591,342	1,047,672	459,464	186,074	6,415,109
Revenues from rendering of services	91,422	-	-	-	39,615	-	131,037
Revenues as of December 31, 2024	3,735,900	486,079	591,342	1,047,672	499,079	186,074	6,546,146
Non-current Assets at 12-31-2024 other than deferred tax	9,195,687	672,411	1,286,657	662,729	1,763,397	230,404	13,811,285

	Geographical area
2023	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sale of goods	2,998,896	570,933	586,512	1,057,027	449,316	206,657	5,869,341
Revenues from rendering of services	76,928	-	28,332	-	37,215	3	142,478
Revenues as of December 31, 2023	3,075,824	570,933	614,844	1,057,027	486,531	206,660	6,011,819
Non-current Assets at 12-31-2023 other than deferred tax	9,466,748	612,467	1,035,237	687,247	1,681,160	163,360	13,646,219

	Geographical area
2022	Local country	Foreign country
	Chile	Argentina	Brazil	USA/Canada	Uruguay	Mexico	Total
Disclosure of geographical areas	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Revenues from sale of goods	3,633,847	600,923	658,329	1,309,652	573,877	220,989	6,997,617
Revenues from rendering of services	71,318	-	-	-	33,134	1	104,453
Revenues as of December 31, 2022	3,705,165	600,923	658,329	1,309,652	607,011	220,990	7,102,070
Non-current Assets at 12-31-2022 other than deferred tax	9,426,583	548,528	906,174	721,824	1,664,974	128,093	13,396,176